Fair Value of Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions		Jan. 31, 2026	Oct. 31, 2025
Assets:
Precious metals		$ 11,543	$ 5,156
Trading assets
Loans		8,052	8,487
Securities		151,821	140,844
Other		1,170	2,892
Derivative financial instruments
Derivative Financial Assets		47,788	46,531
Liabilities:
Deposits	[1]	971,682	966,279
Financial liabilities designated at fair value through profit or loss		47,740	47,165
Obligations related to securities sold short		33,147	38,104
Derivative financial instruments
Derivative Financial Liabilities		58,165	56,031
Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[2]	11,543	5,156
Trading assets
Assets		161,043	152,223
Investment securities
Investment securities	[3]	119,947	126,226
Derivative financial instruments
Derivative Financial Assets		47,788	46,531
Liabilities:
Deposits	[4]	335	335
Financial liabilities designated at fair value through profit or loss		47,740	47,165
Obligations related to securities sold short		33,147	38,104
Derivative financial instruments
Derivative Financial Liabilities		58,165	56,031
Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		8,052	8,487
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		18,600	15,801
Investment securities
Investment securities	[3]	22,209	23,110
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		11,568	11,710
Investment securities
Investment securities	[3]	21,240	20,843
Recurring fair value measurement [member] | U.S. treasury and other U.S. agencies debt [member] | IFRS9 [member]
Trading assets
Securities		9,337	9,132
Investment securities
Investment securities	[3]	45,305	49,036
Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		12,110	10,288
Investment securities
Investment securities	[3]	25,932	27,726
Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		11,146	10,116
Investment securities
Investment securities	[3]	2,904	3,040
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		89,060	83,797
Investment securities
Investment securities	[3]	2,357	2,471
Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		1,170	2,892
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		9,383	9,807
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		27,544	26,412
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		6,869	7,429
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		326	273
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		3,666	2,610
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		17,152	17,189
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		27,353	25,793
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		7,880	10,114
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		23	26
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		5,757	2,909
Level 1 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		125,230	120,116
Investment securities
Investment securities	[3]	68,234	81,047
Derivative financial instruments
Derivative Financial Assets		513	816
Liabilities:
Obligations related to securities sold short		29,441	34,864
Derivative financial instruments
Derivative Financial Liabilities		800	783
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		14,997	13,838
Investment securities
Investment securities	[3]	12,483	15,143
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		7,071	8,374
Investment securities
Investment securities	[3]	11,925	16,293
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agencies debt [member] | IFRS9 [member]
Trading assets
Securities		9,337	9,132
Investment securities
Investment securities	[3]	39,174	42,300
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		982	1,837
Investment securities
Investment securities	[3]	4,336	7,099
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		3,922	3,523
Investment securities
Investment securities	[3]	194	116
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		88,921	83,412
Investment securities
Investment securities	[3]	122	96
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		513	816
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		800	783
Level 2 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[2]	11,543	5,156
Trading assets
Assets		35,641	32,094
Investment securities
Investment securities	[3]	49,744	43,101
Derivative financial instruments
Derivative Financial Assets		47,165	45,530
Liabilities:
Deposits	[4]	335	335
Financial liabilities designated at fair value through profit or loss		47,740	47,165
Obligations related to securities sold short		3,706	3,240
Derivative financial instruments
Derivative Financial Liabilities		57,322	55,183
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		7,891	8,486
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		3,603	1,963
Investment securities
Investment securities	[3]	9,726	7,967
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		4,497	3,336
Investment securities
Investment securities	[3]	9,315	4,550
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agencies debt [member] | IFRS9 [member]
Investment securities
Investment securities	[3]	6,131	6,736
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		11,128	8,451
Investment securities
Investment securities	[3]	21,596	20,627
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		7,224	6,593
Investment securities
Investment securities	[3]	2,679	2,892
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		128	373
Investment securities
Investment securities	[3]	297	329
Level 2 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		1,170	2,892
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		9,383	9,804
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		27,543	26,411
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		6,263	6,452
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		320	269
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		3,656	2,594
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		17,149	17,181
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		27,353	25,793
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		7,052	9,288
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		21	24
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		5,747	2,897
Level 3 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		172	13
Investment securities
Investment securities	[3]	1,969	2,078
Derivative financial instruments
Derivative Financial Assets		110	185
Derivative financial instruments
Derivative Financial Liabilities		43	65
Level 3 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		161	1
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Investment securities
Investment securities	[3]	31	32
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		11	12
Investment securities
Investment securities	[3]	1,938	2,046
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets			3
Level 3 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		1	1
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		93	161
Level 3 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		6	4
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		10	16
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3	8
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		28	43
Level 3 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2	2
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		$ 10	$ 12

[1]	Deposits denominated in U.S. dollars amount to $310,021 (October 31, 2025 – $297,065), deposits denominated in Chilean pesos amount to $20,881 (October 31, 2025 – $20,053), deposits denominated in Mexican pesos amount to $35,542 (October 31, 2025 – $35,941) and deposits denominated in other foreign currencies amount to $110,665 (October 31, 2025 – $117,530).
[2]	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
[3]	Excludes debt investment securities measured at amortized cost of $22,452 (October 31, 2025 – $23,722).
[4]	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.